Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	CVS HEALTH CORP
Entity Central Index Key	0000064803
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-01011
Entity Tax Identification Number	05-0494040
Entity Address, Address Line One	One CVS Drive
Entity Address, City or Town	Woonsocket
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02895
City Area Code	(401)
Local Phone Number	765-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CVS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false